COMMITMENTS AND CONTINGENCIES (Details) gallon in Millions										1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2017 USD ($)	Feb. 15, 2017	Feb. 14, 2017 USD ($)	Jan. 24, 2017 action	Jan. 13, 2017 group	Jul. 01, 2016 USD ($)	Mar. 03, 2014 ppm	Mar. 01, 2011	Feb. 03, 2011 USD ($)	Feb. 28, 2017 USD ($)	Nov. 30, 2016	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) ppm	Dec. 31, 2016 USD ($) ppm	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shipment gallon location	Dec. 31, 2010 ppm
Commitments and Contingencies Disclosure [Abstract]
Rent expense														$ 129,768,000	$ 126,060,000	$ 98,473,000
Inventory purchases														53,364,000	36,139,000	$ 40,444,000
Loss Contingencies [Line Items]
Non-cancelable operating lease term		20 years
Environmental Matters
Environmental liabilities															2,178,000
Restricted cash for environmental liabilities														$ 0	$ 1,500,000
Percent of tax benefit received from increases in tax basis paid to stockholders													85.00%	85.00%
Percentage of ownership in PBF LLC														100.00%
Number Of Days Barge Shipments Made																15 days
PBF Energy [Member] | Class A Common Stock [Member]
Environmental Matters
Percentage of ownership in PBF LLC												96.60%	96.60%	96.50%	95.10%
Environmental Issue [Member]
Environmental Matters
Environmental liabilities												$ 11,117,000	$ 11,117,000	$ 10,792,000	$ 10,367,000
Discount rate used for environmental liability assessment												8.00%	8.00%	8.00%
Undiscounted liability														$ 16,655,000
Expected future payments														$ 6,591,000
Expected payment period														5 years
Restricted cash for environmental liabilities														$ 0
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm							10						10	80
Public Utilities, Description of Specific Regulatory Liabilities													80
Loss Contingency, Number Of Environmental Groups Appealing Permits | group					2
Environmental Issue [Member] | PBF Energy and Valero [Member]
Environmental Matters
Term of insurance policies													10 years	10 years
Site Contingency, Loss Exposure Not Accrued, Best Estimate													$ 75,000,000
Payments to acquire environmental insurance policies														$ 75,000,000
Environmental Issue [Member] | Sunoco, Inc. [Member]
Environmental Matters
Loss Contingency Accrual, Insurance-Related Assessment, Expiration Of Liability Period								20 years
Environmental Issue [Member] | Torrance Refinery [Member]
Environmental Matters
Environmental liabilities												$ 139,827,000	139,827,000	142,456,000
Expected future payments														$ 35,677,000
Site Contingency, Loss Exposure in Excess of Accrual, Best Estimate												$ 100,000
Term of insurance policies						10 years
Site Contingency, Loss Exposure Not Accrued, Best Estimate													100,000,000
Cellulosic Standard [Member]
Environmental Matters
Renewable Fuels Standard Requirements Increase											135.00%
Advanced Renewable Identification Number Requirements [Member]
Environmental Matters
Renewable Fuels Standard Requirements Increase											7.00%
Total Renewable Identification Number Requirements [Member]
Environmental Matters
Renewable Fuels Standard Requirements Increase											3.00%
Minimum [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease term														1 year
Maximum [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease term														20 years
Maximum [Member] | Environmental Issue [Member] | Valero [Member]
Environmental Matters
Site Contingency, Loss Exposure Not Accrued, Best Estimate													$ 20,000,000	$ 20,000,000
Maximum [Member] | Environmental Issue [Member] | Torrance Refinery [Member]
Environmental Matters
Litigation Settlement, Amount														$ 100,000
Executive [Member] | Minimum [Member]
Employee Agreements
Potential lump sum payment as a multiple of base salary														1.5
Potential payment upon death or disability as a multiple of base salary														0.50
Executive [Member] | Maximum [Member]
Employee Agreements
Potential lump sum payment as a multiple of base salary														2.99
New York [Member] | Environmental Issue [Member]
Environmental Matters
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm																	15
PENNSYLVANIA | Environmental Issue [Member]
Environmental Matters
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm																	500
Chalmette Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Expected payment period													30 years	30 years
Term of insurance policies													10 years
Payments to acquire environmental insurance policies													$ 100,000,000	$ 100,000,000
Environmental Costs Recognized, Recovery Credited to Expense													$ 3,936,000	$ 3,936,000
Torrance Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Payments to acquire environmental insurance policies						$ 100,000,000
Pending Litigation [Member] | New Jersey Department Of Environmental Protection Vs. Paulsboro refinery [Member] | Environmental Remediation Contingency [Domain] | Paulsboro Refining Company LLC [Member]
Environmental Matters
Loss Contingency, Damages Sought, Value			$ 313,000
Pending Litigation [Member] | New Jersey Department Of Environmental Protection Vs. Paulsboro refinery [Member] | Supplemental Environmental Project [Member] | Paulsboro Refining Company LLC [Member]
Environmental Matters
Loss Contingency, Damages Sought, Value			153,000
Pending Litigation [Member] | New Jersey Department Of Environmental Protection Vs. Paulsboro refinery [Member] | Balance Payable Upon Unfavorable Regulatory Action [Member] | Paulsboro Refining Company LLC [Member]
Environmental Matters
Loss Contingency, Damages Sought, Value			160,000
Pending Litigation [Member] | Louisiana Department of Environmental Quality [Member] | Environmental Remediation Contingency [Domain]
Environmental Matters
Loss Contingency, Damages Sought, Value										$ 700,000
Pending Litigation [Member] | DNREC [Member] | Environmental Remediation Contingency [Domain]
Environmental Matters
Loss Contingency, Damages Sought, Value	$ 150
Number Of Barge Shipments | shipment																17
Number Of Violated Locations | location																3
Number Of Gallons Of Crude Oil | gallon																35.7
Pending Litigation [Member] | Clean Air Act [Member] | Environmental Remediation Contingency [Domain]
Environmental Matters
Loss Contingency, Damages Sought, Value									$ 180,000
Subsequent Event [Member] | Environmental Issue [Member]
Environmental Matters
Loss Contingency, Number Of Environmental Groups Appealing Permits | group					2
Loss Contingency, Number Of Enforcement Actions Taken | action				2
Subsequent Event [Member] | Chalmette Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Environmental Exit Costs, Anticipated Cost										$ 700,000
Subsequent Event [Member] | Pending Litigation [Member] | New Jersey Department Of Environmental Protection Vs. Paulsboro refinery [Member] | Environmental Remediation Contingency [Domain] | Paulsboro Refining Company LLC [Member]
Environmental Matters
Loss Contingency, Damages Sought, Value			313,000
Subsequent Event [Member] | Pending Litigation [Member] | New Jersey Department Of Environmental Protection Vs. Paulsboro refinery [Member] | Supplemental Environmental Project [Member] | Paulsboro Refining Company LLC [Member]
Environmental Matters
Loss Contingency, Damages Sought, Value			153,000
Subsequent Event [Member] | Pending Litigation [Member] | New Jersey Department Of Environmental Protection Vs. Paulsboro refinery [Member] | Balance Payable Upon Unfavorable Regulatory Action [Member] | Paulsboro Refining Company LLC [Member]
Environmental Matters
Loss Contingency, Damages Sought, Value			$ 160,000